UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-

Value Line Funds Variable Trust

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/19 is included with this Form.

■ Value Line VIP Equity Advantage Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Shares		Value

Closed-End Funds — 93.7%
CHINA REGION — 5.7%
3,200	Morgan Stanley China A Share Fund, Inc.	$74,688
3,400	Templeton Dragon Fund, Inc.	67,592
		142,280
ENERGY LIMITED PARTNERSHIP — 13.7%
7,500	ClearBridge Energy Midstream Opportunity Fund, Inc.	72,075
8,400	ClearBridge MLP & Midstream Total Return Fund, Inc.	81,480
6,000	First Trust MLP and Energy Income Fund	69,000
8,000	Neuberger Berman MLP Income Fund, Inc.	63,680
6,000	Nuveen Energy MLP Total Return Fund	58,020
		344,255
EQUITY ENERGY — 2.2%
4,500	BlackRock Energy and Resources Trust	54,495
		54,495
FOREIGN LARGE BLEND — 2.9%
13,000	BlackRock International Growth and Income Trust	72,280
		72,280
GLOBAL REAL ESTATE — 2.7%
9,000	CBRE Clarion Global Real Estate Income Fund	67,230
		67,230
HEALTH — 5.9%
3,700	Tekla Healthcare Investors	75,998
4,300	Tekla Life Sciences Investors	73,659
		149,657
INDIA EQUITY — 2.9%
3,400	India Fund, Inc. (The)	72,692
		72,692
LARGE BLEND — 9.0%
2,300	General American Investors Co., Inc.	76,613
13,000	Liberty All Star Equity Fund	79,430
5,300	Nuveen S&P 500 Buy-Write Income Fund	69,960
		226,003
LARGE GROWTH — 8.7%
5,000	Eaton Vance Enhanced Equity Income Fund	71,800
8,000	Eaton Vance Risk-Managed Diversified Equity Income Fund	73,520
6,500	Eaton Vance Tax-Managed Diversified Equity Income Fund	73,450
		218,770
LARGE VALUE — 9.1%
8,401	BlackRock Enhanced Equity Dividend Trust	71,828
7,500	Boulder Growth & Income Fund, Inc.	80,850
3,600	Gabelli Dividend & Income Trust (The)	76,608
		229,286
MID-CAP GROWTH — 2.7%
1,900	Source Capital, Inc.	68,400
		68,400
MODERATE ALLOCATION — 3.0%
3,400	Eaton Vance Tax-Advantaged Dividend Income Fund	75,786
		75,786
NATURAL RESOURCES — 2.6%
8,000	BlackRock Resources & Commodities Strategy Trust	65,360
		65,360
TECHNOLOGY — 2.8%
3,200	Nuveen NASDAQ 100 Dynamic Overwrite Fund	71,264
		71,264
WORLD ALLOCATION — 5.6%
4,600	Eaton Vance Tax-Advantaged Global Dividend Income Fund	71,484
4,400	Nuveen Real Asset Income and Growth Fund	70,576
		142,060
WORLD STOCK — 14.2%
8,000	Aberdeen Total Dynamic Dividend Fund	66,000
7,100	BlackRock Enhanced Global Dividend Trust	75,970
7,000	Eaton Vance Tax Managed Global Buy Write Opportunities Fund	68,390
8,500	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	69,190
11,800	Voya Global Equity Dividend and Premium Opportunity Fund	76,700
		356,250
	Total Closed-End Funds (Cost $2,361,589)	2,356,068

Exchange-Traded Fund — 2.2%
HEALTH — 2.2%
500	iShares Nasdaq Biotechnology ETF	55,900
		55,900
	Total Exchange-Traded Funds (Cost $51,849)	55,900
Short-Term Investment — 5.2%
Money Market Fund — 5.2%
129,952	State Street Institutional Liquid Reserves Fund	129,952

1

■ Value Line VIP Equity Advantage Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Value
Total Short-Term Investments (Cost $129,960)	$129,952
Total Investments — 101.1% (Cost $2,543,398)	$2,541,920
Excess Of Liabilities Over Cash And Other Assets — (1.1)%	(26,603)
Net Assets (1) —100.0%	$2,515,317

(1)	For federal income tax purposes, the aggregate cost was $2,543,398 aggregate gross unrealized appreciation was $94,512 aggregate gross unrealized depreciation was $95,990 and the net unrealized depreciation was $1,478.
ETF	Exchange Traded Fund.
MLP	Master Limited Partnership.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds*	$2,356,068	$—	$—	$2,356,068
Exchange-Traded Fund*	55,900	—	—	55,900
Short-Term Investment	129,952	—	—	129,952
Total Investments in Securities	$2,541,920	$—	$—	$2,541,920

* See Schedule of Investments for further classification

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended March 31, 2019, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2019, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 28, 2019